Investments in Associates and Joint Ventures - Summarized Income Statements (Detail) - PHP (₱) ₱ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Income Statements:
Revenues	₱ 181,004	₱ 169,187	₱ 162,914
Depreciation and amortization	47,480	39,656	47,240
Interest income	1,210	1,745	1,943
Interest expense	10,333	8,730	8,307
Provision for (benefit from) income tax	8,441	9,550	3,842
NET INCOME	24,580	22,786	18,973
Other comprehensive income (loss)	(4,290)	(6,182)	(1,407)
TOTAL COMPREHENSIVE INCOME	20,290	16,604	17,566
Equity share in net earnings (losses) of associates and joint ventures	(2,328)	(1,535)	(87)
PROVISION FOR INCOME TAX (Note 7)	8,441	9,550	3,842
Net income (loss) / Segment profit (loss)	24,580	22,786	18,973
Depreciation and amortization (Notes 9 and 10)	47,480	39,656	47,240
Vega Telecom Inc. [Member]
Income Statements:
Revenues	3,413	3,339	2,505
Depreciation and amortization	1,445	1,337	1,171
Interest income	25	64	43
Provision for (benefit from) income tax	196	216	113
NET INCOME	175	70	(120)
TOTAL COMPREHENSIVE INCOME	175	70	(120)
Equity share in net earnings (losses) of associates and joint ventures	87	35	(60)
PROVISION FOR INCOME TAX (Note 7)	196	216	113
Net income (loss) / Segment profit (loss)	175	70	(120)
Depreciation and amortization (Notes 9 and 10)	1,445	1,337	1,171
Satventures, Inc. [Member]
Income Statements:
Revenues	9,127	7,367	7,339
Depreciation and amortization	1,049	920	936
Interest income	16	4	8
Interest expense	241	235	274
Provision for (benefit from) income tax	153	165	112
NET INCOME	260	308	142
TOTAL COMPREHENSIVE INCOME	260	308	142
Equity share in net earnings (losses) of associates and joint ventures	166	485	90
PROVISION FOR INCOME TAX (Note 7)	153	165	112
Net income (loss) / Segment profit (loss)	260	308	142
Depreciation and amortization (Notes 9 and 10)	1,049	920	936
VIH [Member]
Income Statements:
Revenues	4,717	1,291	136
Provision for (benefit from) income tax	5	(4)	(1)
NET INCOME	(4,880)	(4,576)	(535)
Other comprehensive income (loss)	(58)	(124)	(2)
TOTAL COMPREHENSIVE INCOME	(4,938)	(4,700)	(537)
Equity share in net earnings (losses) of associates and joint ventures	(2,392)	(2,268)	(262)
Depreciation and amortization	237	254	(19)
Interest income (expense)	(516)	146	14
PROVISION FOR INCOME TAX (Note 7)	5	(4)	(1)
Net income (loss) / Segment profit (loss)	(4,880)	(4,576)	(535)
AIL [Member]
Income Statements:
Revenues	66	107	87
NET INCOME	(116)	90	(80)
TOTAL COMPREHENSIVE INCOME	(116)	90	(80)
Net income (loss) / Segment profit (loss)	₱ (116)	₱ 90	₱ (80)